INTANGIBLE ASSETS (Tables)	9 Months Ended
Jun. 30, 2018
Finite-Lived Intangible Assets, Net [Abstract]
Schedule of intangible assets
	Estimated	June 30,	September 30,
	Useful Lives	2018	2017

Technology	5 years	$520,000	$-
Less: accumulated amortization		-	-
Intangible assets, net		$520,000	$-